Risk management and financial instruments (Restated) - Cross Currency Swap Positions (Details) - Cross currency interest rate swaps SEK in Millions, NOK in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2016 SEK	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Total	$ 549			$ 807
Original, Prior to being Retranslated
Derivative [Line Items]
Total	807
NOK denominated
Derivative [Line Items]
Total	210
NOK denominated | North Atlantic Drilling
Derivative [Line Items]
Total	175
NOK denominated | Original, Prior to being Retranslated
Derivative [Line Items]
Total	316	NOK 1,800
NOK denominated | Original, Prior to being Retranslated | North Atlantic Drilling
Derivative [Line Items]
Total	253	NOK 1,500
SEK denominated
Derivative [Line Items]
Total	164
SEK denominated | Original, Prior to being Retranslated
Derivative [Line Items]
Total	$ 238		SEK 1,500